CONVERTIBLE PREFERRED STOCK (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vote Series $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
CONVERTIBLE PREFERRED STOCK [Abstract]
Number of issued series of convertible preferred stock | Series	5
Convertible Preferred Stock [Abstract]
Shares authorized (in shares)	92,078,549	0
Shares issued (in shares)	90,789,268	0
Shares outstanding (in shares)	90,789,268	0	84,201,570	80,810,340
Net carrying value | $	$ 195,814	$ 0	$ 160,555	$ 142,429
Dividends [Abstract]
Dividend rate, percentage	8.00%
Conversion [Abstract]
Aggregate gross proceeds from initial public offering of common stock | $	$ 80,000
Minimum [Member]
Conversion [Abstract]
Conversion price multiplier	3
Series A [Member]
Convertible Preferred Stock [Abstract]
Year of class issuance	2013
Issuance price per share (in dollars per share) | $ / shares	$ 0.04
Shares authorized (in shares)	25,000,000
Shares issued (in shares)	25,000,000
Shares outstanding (in shares)	25,000,000
Total proceeds or exchange value | $	$ 1,000
Issuance costs | $	0
Net carrying value | $	$ 1,000
Initial liquidation price per share (in dollars per share) | $ / shares	$ 0.80
Voting Rights [Abstract]
Number of votes per share | Vote	10
Conversion [Abstract]
Conversion ratio	1
Series B [Member]
Convertible Preferred Stock [Abstract]
Year of class issuance	2015
Issuance price per share (in dollars per share) | $ / shares	$ 0.80
Shares authorized (in shares)	31,250,000
Shares issued (in shares)	31,250,000
Shares outstanding (in shares)	31,250,000
Total proceeds or exchange value | $	$ 25,000
Issuance costs | $	0
Net carrying value | $	$ 25,000
Initial liquidation price per share (in dollars per share) | $ / shares	$ 0.80
Voting Rights [Abstract]
Number of votes per share | Vote	1
Conversion [Abstract]
Conversion ratio	1
Series C [Member]
Convertible Preferred Stock [Abstract]
Issuance price per share (in dollars per share) | $ / shares	$ 4.61
Shares authorized (in shares)	8,164,323
Shares issued (in shares)	8,164,323
Shares outstanding (in shares)	8,164,323
Total proceeds or exchange value | $	$ 37,638
Issuance costs | $	328
Net carrying value | $	$ 37,310
Initial liquidation price per share (in dollars per share) | $ / shares	$ 4.61
Voting Rights [Abstract]
Number of votes per share | Vote	1
Conversion [Abstract]
Conversion ratio	1
Series C [Member] | Minimum [Member]
Convertible Preferred Stock [Abstract]
Year of class issuance	2015
Series C [Member] | Maximum [Member]
Convertible Preferred Stock [Abstract]
Year of class issuance	2016
Series D [Member]
Convertible Preferred Stock [Abstract]
Year of class issuance	2017
Issuance price per share (in dollars per share) | $ / shares	$ 4.71
Shares authorized (in shares)	12,738,853
Shares issued (in shares)	12,738,853
Shares outstanding (in shares)	12,738,853
Total proceeds or exchange value | $	$ 60,000
Issuance costs | $	414
Net carrying value | $	$ 59,586
Initial liquidation price per share (in dollars per share) | $ / shares	$ 4.71
Voting Rights [Abstract]
Number of votes per share | Vote	1
Conversion [Abstract]
Conversion ratio	1
Conversion price per share (in dollars per share) | $ / shares	$ 4.71
Series E [Member]
Convertible Preferred Stock [Abstract]
Issuance price per share (in dollars per share) | $ / shares	$ 5.36
Shares authorized (in shares)	14,925,373
Shares issued (in shares)	13,636,092
Shares outstanding (in shares)	13,636,092
Total proceeds or exchange value | $	$ 73,089
Issuance costs | $	171
Net carrying value | $	$ 72,918
Initial liquidation price per share (in dollars per share) | $ / shares	$ 5.36
Voting Rights [Abstract]
Number of votes per share | Vote	1
Conversion [Abstract]
Conversion ratio	1
Series E [Member] | Minimum [Member]
Convertible Preferred Stock [Abstract]
Year of class issuance	2018
Series E [Member] | Maximum [Member]
Convertible Preferred Stock [Abstract]
Year of class issuance	2020
Class A Common Stock [Member]
Convertible Preferred Stock [Abstract]
Exchange Ratio		0.7975
Class B Common Stock [Member]
Convertible Preferred Stock [Abstract]
Exchange Ratio		0.7975